Condensed consolidated statement of changes in equity - USD ($) $ in Millions	Total attributable to owners of the parent	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2024	$ 40,786	$ 388	$ 35,226	$ 2,012	$ 3,160	$ 85	$ 40,871
Profit for the period	5,366				5,366	3	5,369
Other comprehensive income (expense)	2,208			(34)	2,242	4	2,212
Transfer to Other reserves				47	(47)
Dividends	(3,249)				(3,249)		(3,249)
Issue of Ordinary Shares	12		12				12
Changes in non-controlling interests						(1)	(1)
Movement in shares held by Employee Benefit Trusts	45			45			45
Share-based payments charge for the period	357				357		357
Settlement of share plan awards	(806)				(806)		(806)
Net movement	3,933		12	58	3,863	6	3,939
Equity at end of period at Jun. 30, 2025	44,719	388	35,238	2,070	7,023	91	44,810
Equity at beginning of period at Dec. 31, 2025	48,667	388	35,266	2,041	10,972	52	48,719
Profit for the period	5,587				5,587	2	5,589
Other comprehensive income (expense)	19			13	6	(2)	17
Transfer to Other reserves				8	(8)
Dividends	(3,359)				(3,359)		(3,359)
Issue of Ordinary Shares	16		16				16
Changes in non-controlling interests	3				3	23	26
Movement in shares held by Employee Benefit Trusts	(29)			(29)			(29)
Share-based payments charge for the period	389				389		389
Settlement of share plan awards	(998)				(998)		(998)
Net movement	1,628		16	(8)	1,620	23	1,651
Equity at end of period at Jun. 30, 2026	$ 50,295	$ 388	$ 35,282	$ 2,033	$ 12,592	$ 75	$ 50,370